EATON VANCE GROWTH TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the “Registrant”) on behalf of Eaton Vance Atlanta Capital SMID-Cap Fund (1933 Act File No. 333-205456) certifies (a) that the forms of Proxy Statement/Prospectus and Statement of Additional Information dated August 24, 2015 used with respect to the Fund do not differ from those contained in Post-Effective Amendment No. 1 (“Amendment No. 1”) to the Registrant’s Registration Statement on Form N-14, and (b) that Amendment No. 1 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-15-00001040) on August 24, 2015.

EATON VANCE GROWTH TRUST

By:  /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: August 25, 2015